Long-term Debt - Current and Non-current (Table) (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
For the period [Abstract]
Current portion of long-term debt	$ 22,700,000	$ 22,700,000
Current portion of loan due to a related party	12,000,000	14,000,000
Long-term debt	168,200,000	179,550,000
Total	$ 202,900,000	$ 216,250,000